Average Annual Total Returns - LVIP Western Asset Core Bond Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	9.00%	4.25%	Jul. 13, 2016	8.73%	3.99%	Jul. 13, 2016	7.51%	3.69%